Earnings Per Share - Computation of Basic and Diluted Earning Per Common Share (Detail) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	3 Months Ended									12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2015		Dec. 31, 2014		Dec. 31, 2013
Numerator:
Net Loss From Continuing Operations	$ (60,141)	$ (97,873)	$ (129,293)	$ (153,373)	$ (18,479)	$ (69,668)	$ 5,619	$ 7,643	$ 8,756	$ (399,018)		$ (47,650)		$ (2,384)
Net Income From Discontinued Operations, Less Noncontrolling Interests		(164)	34,617	1,570	1,962	1,037	970	1,312	1,681	35,740		961		254
Less: Preferred Stock Dividends	(2,105)	(2,415)	(2,415)	(2,415)	(2,415)	(2,335)				(9,660)		(2,335)
Net Loss Attributable to Common Shareholders	$ (62,246)	$ (100,452)	$ (97,090)	$ (155,167)	$ (20,229)	$ (71,664)	$ 5,694	$ 8,078	$ 8,868	$ (372,938)		$ (49,024)		$ (2,130)
Denominator:
Weighted Average Common Shares Outstanding - Basic	56,003	54,342	53,936	54,118	54,370	53,261	53,214	53,164	52,984	54,392		53,150		52,572
Weighted Average Common Shares Outstanding - Diluted	56,003	54,342	53,936	54,118	54,370	53,261	57,991	53,509	53,503	54,392		53,150		52,572
Earnings per Common Share Attributable to Rex Energy Common Shareholders(a):
Basic - Net Loss From Continuing Operations	$ (1.11)	$ (1.85)	$ (2.44)	$ (2.88)	$ (0.38)	$ (1.35)	$ 0.11	$ 0.14	$ 0.17	$ (7.51)	[1]	$ (0.94)	[1]	$ (0.05)	[1]
- Net Income From Discontinued Operations			0.64	0.01	0.01			0.01		0.66	[1]	0.02	[1]	0.01	[1]
- Net Loss Attributable to Rex Energy Common Shareholders	(1.11)	(1.85)	(1.80)	(2.87)	(0.37)	(1.35)	0.11	0.15	0.17	(6.85)	[1]	(0.92)	[1]	(0.04)	[1]
Diluted - Net Loss From Continuing Operations	(1.11)	(1.85)	(2.44)	(2.88)	(0.38)	(1.35)	0.10	0.14	0.17	(7.51)	[1]	(0.94)	[1]	(0.05)	[1]
- Net Income From Discontinued Operations			0.64	0.01	0.01			0.01		0.66	[1]	0.02	[1]	0.01	[1]
- Net Loss Attributable to Rex Energy Common Shareholders	$ (1.11)	$ (1.85)	$ (1.80)	$ (2.87)	$ (0.37)	$ (1.35)	$ 0.10	$ 0.15	$ 0.17	$ (6.85)	[1]	$ (0.92)	[1]	$ (0.04)	[1]
Scenario, Previously Reported [Member]
Numerator:
Net Income From Discontinued Operations, Less Noncontrolling Interests					$ 665

[1]	All earnings per share amounts are attributable to Rex common shareholders.